Quarterly Holdings Report
for
Fidelity Freedom® Blend 2060 Fund
December 31, 2024
FBF-Y60-NPRT3-0325
1.9892482.106
Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	533,419	5,152,826
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	54,344	400,515
Fidelity Series Emerging Markets Debt Fund (b)	562,664	4,445,049
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	147,363	1,259,952
Fidelity Series Floating Rate High Income Fund (b)	93,465	841,185
Fidelity Series High Income Fund (b)	540,998	4,657,994
Fidelity Series International Developed Markets Bond Index Fund (b)	947,331	8,222,830
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,752,538	30,545,976
Fidelity Series Real Estate Income Fund (b)	85,574	840,332
TOTAL BOND FUNDS (Cost $62,496,565)		56,366,659

Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	5,333,962	105,825,798
Fidelity Series Commodity Strategy Fund (b)	19,893	1,713,941
Fidelity Series Large Cap Growth Index Fund (b)	2,697,632	68,519,862
Fidelity Series Large Cap Stock Fund (b)	2,722,568	62,482,946
Fidelity Series Large Cap Value Index Fund (b)	7,998,587	130,456,960
Fidelity Series Small Cap Core Fund (b)	2,803,776	34,234,102
Fidelity Series Small Cap Opportunities Fund (b)	1,001,876	14,657,449
Fidelity Series Value Discovery Fund (b)	2,965,271	45,961,696
TOTAL DOMESTIC EQUITY FUNDS (Cost $383,670,453)		463,852,754

International Equity Funds - 38.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,591,549	24,955,489
Fidelity Series Emerging Markets Fund (b)	2,388,780	20,734,608
Fidelity Series Emerging Markets Opportunities Fund (b)	4,582,139	83,944,789
Fidelity Series International Growth Fund (b)	3,244,735	56,555,733
Fidelity Series International Index Fund (b)	1,831,753	21,706,275
Fidelity Series International Small Cap Fund (b)	721,617	11,690,198
Fidelity Series International Value Fund (b)	4,774,912	56,916,946
Fidelity Series Overseas Fund (b)	4,216,381	56,668,155
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $320,142,649)		333,172,193

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	250,000	250,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	350,000	349,133
US Treasury Bills 0% 1/30/2025 (d)	4.45 to 4.51	1,040,000	1,036,579
US Treasury Bills 0% 1/9/2025 (d)	4.58	90,000	89,926
US Treasury Bills 0% 2/27/2025 (d)	4.45	140,000	139,081
US Treasury Bills 0% 2/6/2025 (d)	4.47	30,000	29,877
US Treasury Bills 0% 3/13/2025 (d)	4.30	100,000	99,187
US Treasury Bills 0% 3/27/2025 (d)	4.28	240,000	237,654
US Treasury Bills 0% 3/6/2025 (d)	4.39	90,000	89,341
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,320,189)			2,320,778

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $468,137)	4.36	468,044	468,138

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $769,097,993)	856,180,522
NET OTHER ASSETS (LIABILITIES) - 0.0%	300,356
NET ASSETS - 100.0%	856,480,878

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	66	Mar 2025	7,482,750	(247,718)	(247,718)
ICE MSCI Emerging Markets Index Contracts (United States)	239	Mar 2025	12,831,910	(429,679)	(429,679)

TOTAL EQUITY CONTRACTS					(677,397)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	139	Mar 2025	15,116,250	(126,967)	(126,967)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	170	Mar 2025	19,353,438	(597,651)	(597,651)

TOTAL INTEREST RATE CONTRACTS					(724,618)

TOTAL PURCHASED					(1,402,015)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	54	Mar 2025	16,026,525	510,645	510,645

TOTAL FUTURES CONTRACTS					(891,370)
The notional amount of futures purchased as a percentage of Net Assets is 6.5%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,303,779.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	536,847	14,765,306	14,834,008	33,383	(7)	-	468,138	468,044	0.0%
Total	536,847	14,765,306	14,834,008	33,383	(7)	-	468,138	468,044

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	287,985	5,814,654	915,706	98,702	(6,458)	(27,649)	5,152,826	533,419
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	293,159	135,762	13,827	12,684	74	(14,653)	400,515	54,344
Fidelity Series Blue Chip Growth Fund	72,538,769	42,265,430	18,604,402	8,088,530	184,919	9,441,082	105,825,798	5,333,962
Fidelity Series Canada Fund	16,804,832	9,243,386	1,323,362	727,262	(3,772)	234,405	24,955,489	1,591,549
Fidelity Series Commodity Strategy Fund	3,984,904	2,295,761	4,303,794	177,041	(1,419,644)	1,156,714	1,713,941	19,893
Fidelity Series Corporate Bond Fund	-	166,803	168,202	516	1,399	-	-	-
Fidelity Series Emerging Markets Debt Fund	3,046,906	1,551,173	152,123	157,763	(85)	(822)	4,445,049	562,664
Fidelity Series Emerging Markets Debt Local Currency Fund	967,668	401,714	38,714	57,098	(182)	(70,534)	1,259,952	147,363
Fidelity Series Emerging Markets Fund	15,778,053	7,132,733	1,631,495	568,290	(19,839)	(524,844)	20,734,608	2,388,780
Fidelity Series Emerging Markets Opportunities Fund	63,677,833	28,522,540	8,866,981	1,687,044	(697,249)	1,308,646	83,944,789	4,582,139
Fidelity Series Floating Rate High Income Fund	577,824	294,038	27,653	47,884	6	(3,030)	841,185	93,465
Fidelity Series Government Bond Index Fund	-	329,131	329,720	752	589	-	-	-
Fidelity Series Government Money Market Fund	1,507	219,720	221,227	2,056	-	-	-	-
Fidelity Series High Income Fund	3,111,699	1,760,920	269,594	195,493	4,829	50,140	4,657,994	540,998
Fidelity Series International Developed Markets Bond Index Fund	-	8,506,747	87,487	136,604	109	(196,539)	8,222,830	947,331
Fidelity Series International Growth Fund	42,351,946	21,266,671	3,289,450	2,295,353	5,457	(3,778,891)	56,555,733	3,244,735
Fidelity Series International Index Fund	15,960,567	7,808,380	828,790	622,654	(26,448)	(1,207,434)	21,706,275	1,831,753
Fidelity Series International Small Cap Fund	8,940,768	4,612,001	895,635	1,091,125	6,558	(973,494)	11,690,198	721,617
Fidelity Series International Value Fund	42,671,318	21,102,985	3,269,026	2,509,508	(52,054)	(3,536,277)	56,916,946	4,774,912
Fidelity Series Investment Grade Bond Fund	-	312,505	314,139	906	1,634	-	-	-
Fidelity Series Investment Grade Securitized Fund	-	163,931	164,855	468	924	-	-	-
Fidelity Series Large Cap Growth Index Fund	45,927,889	22,494,145	10,229,084	370,221	180,448	10,146,464	68,519,862	2,697,632
Fidelity Series Large Cap Stock Fund	48,750,044	22,441,787	11,471,909	4,204,091	614,690	2,148,334	62,482,946	2,722,568
Fidelity Series Large Cap Value Index Fund	87,163,080	54,558,148	12,658,294	3,740,614	310,496	1,083,530	130,456,960	7,998,587
Fidelity Series Long-Term Treasury Bond Index Fund	28,839,256	11,343,131	7,727,830	789,231	(970,561)	(938,020)	30,545,976	5,752,538
Fidelity Series Overseas Fund	42,450,666	19,368,599	2,201,578	1,237,140	(42,736)	(2,906,796)	56,668,155	4,216,381
Fidelity Series Real Estate Income Fund	578,026	284,300	27,654	38,145	787	4,873	840,332	85,574
Fidelity Series Short-Term Credit Fund	119,133	(1)	118,528	137	2,597	(3,201)	-	-
Fidelity Series Small Cap Core Fund	866,165	35,561,982	2,899,009	348,138	54,915	650,049	34,234,102	2,803,776
Fidelity Series Small Cap Opportunities Fund	21,511,685	6,333,445	12,443,318	1,282,852	451,208	(1,195,571)	14,657,449	1,001,876
Fidelity Series Treasury Bill Index Fund	6,740	636,629	643,424	6,309	55	-	-	-
Fidelity Series Value Discovery Fund	32,064,911	20,694,453	5,726,446	1,765,444	62,178	(1,133,400)	45,961,696	2,965,271
	599,273,333	357,623,603	111,863,256	32,260,055	(1,355,156)	9,713,082	853,391,606	57,613,127

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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